Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Liability Maturity

Operating Leases
2022	$1,318
2023	1,054
2024	1,004
2025 and thereafter	86

Total lease payments	3,462
Less: imputed interest	(262)

Total lease liability	3,200
Less: Lease liability, current portion	1,094

Lease liability, noncurrent	$2,106